Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies (Textual) [Abstract]
Total rent expense incurred under operating leases	$ 28.3	$ 24.6	$ 17.6
Uninsured Risk
Commitments and Contingencies (Textual) [Abstract]
Undiscounted accrual for environmental liabilities	0.8	0.9
Accrual for uninsured liability or damage reserve	1.9	1.9
Discontinued Operations
Commitments and Contingencies (Textual) [Abstract]
Total rent expense incurred under operating leases	$ 2.1	$ 0.7	$ 0.0